CREDIT LOSSES (Schedule of Allowance for Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Balance, at beginning of period	$ 8,587	$ 6,198
Provision for expected credit losses	14,489	3,087
Amounts written off charged against the allowance and others	(666)	(698)
Balance, at end of period	$ 22,410	$ 8,587